SHARE CAPITAL (Detail Textuals)			1 Months Ended		12 Months Ended
	Dec. 07, 2018 CAD ($) $ / shares shares	Jan. 08, 2018 CAD ($) $ / shares shares	May 22, 2018 CAD ($) $ / shares shares	Feb. 14, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) Option $ / shares shares	Dec. 31, 2017 CAD ($) Option shares	Aug. 14, 2018 Common_Shares	May 02, 2018 Common_Shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Number of stock options exercised | Option					1,410,195	1,531,250
stock options exercise price | $					$ 0.85	$ 0.73
Gross proceeds from stock options exercised | $					1,194,530
Bottom of range
Disclosure of classes of share capital [line items]
stock options exercise price | $					0.03
Top of range
Disclosure of classes of share capital [line items]
stock options exercise price | $					$ 4.25
Verdelite Sciences Inc
Disclosure of classes of share capital [line items]
Number of share issued in acquisition | Common_Shares								9,911,894
Avalite Sciences Inc. ("Avalite")
Disclosure of classes of share capital [line items]
Number of share issued in acquisition | Common_Shares							1,093,938
Warrants
Disclosure of classes of share capital [line items]
Number of shares issued | shares					8,411,764	9,707,677			8,489,451
Warrant exercise price | $ / shares					$ 0.27
Number of warrant exercised | shares					4,077,687
Gross proceeds from warrant exercised | $					$ 1,100,975
Warrant One
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares					$ 2.00
Number of warrant exercised | shares					443,350
Gross proceeds from warrant exercised | $					$ 886,700
Warrant Two
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares					$ 2.60
Number of warrant exercised | shares					718,826
Gross proceeds from warrant exercised | $					$ 1,868,948
Warrant Three
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares					$ 6.00
Number of warrant exercised | shares					3,000,000
Gross proceeds from warrant exercised | $					$ 18,000,000
Prospectus offering
Disclosure of classes of share capital [line items]
Number of unit issued | shares	4,000,000	3,000,000	4,000,000	3,000,000
Unit issued price per unit | $ / shares	$ 2.70	$ 5.00	$ 4.20	$ 6.00
Gross proceeds from unit issued | $	$ 10,800,000	$ 15,000,000	$ 16,800,000	$ 18,000,000
Number of share and warrant consist in each unit	Each unit consisted of one Common Share	Each unit consisted of one Common Share and one common share purchase warrant of the Company	Each unit consisted of one Common Share and one common share purchase warrant of the Company	Each unit consisted of one Common Share and one common share purchase warrant of the Company
Prospectus offering | Warrants
Disclosure of classes of share capital [line items]
Warrant exercise price | $ / shares		$ 6.00	$ 5.20	$ 7.00
Warrant exercis period		36 months	18 months	6 months
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares					141,443,116	106,787,226
Number of shares increased | shares					34,655,890
Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares